Income Tax (Details) - Schedule of provision (benefit) for income taxes - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Federal
Current expense/(benefit)
Deferred expense/(benefit)					(423,020)
State and Local
Current
Deferred					0
Change in valuation allowance					423,020
Income tax provision expense/ (benefit)	$ 51,057		$ 51,057